SEGMENTED INFORMATION - Summary of Geographical and Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of operating segments [line items]
Revenues	$ 1,076	$ 952	$ 1,959	$ 1,859
Property, plant and equipment	39,770		39,770		$ 40,713
North America
Disclosure of operating segments [line items]
Property, plant and equipment	18,332		18,332		19,795
Colombia
Disclosure of operating segments [line items]
Property, plant and equipment	15,871		15,871		15,375
Brazil
Disclosure of operating segments [line items]
Property, plant and equipment	3,956		3,956		3,818
Europe
Disclosure of operating segments [line items]
Property, plant and equipment	1,611		1,611		$ 1,725
Hydroelectric
Disclosure of operating segments [line items]
Revenues	797	641	1,434	1,273
Wind
Disclosure of operating segments [line items]
Revenues	110	111	217	234
Solar
Disclosure of operating segments [line items]
Revenues	$ 169	$ 200	$ 308	$ 352